UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from March 1, 2009 to March 31, 2009

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity	(IRS Employer Indentification No. of the
in respect of the notes)	sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of	(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189 (Telephone Number, including area code)

Registered/reporting pursuant to (check one)
	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))
DiscoverSeries Class A			[x]
Notes
DiscoverSeries Class B			[x]
Notes
DiscoverSeries Class C			[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Delay of Commencement of Accumulation Period:

Class B(2008-2)

On March 31, 2009, pursuant to Section 4.02 of the Indenture Supplement, dated as of July 26, 2007, and the Class B(2008-2) Terms Document, dated as of May 29, 2008, between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for Class B(2008-2) DiscoverSeries Notes, which was scheduled to commence on May 1, 2009 (the first day of the Due Period related to the June 2009 Distribution Date), was delayed until November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date).

Class C(2008-2)

On March 31, 2009, pursuant to Section 4.02 of the Indenture Supplement, dated as of July 26, 2007, and the Class C(2008-2) Terms Document, dated as of May 29, 2008, between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for Class C(2008-2) DiscoverSeries Notes, which was scheduled to commence on May 1, 2009 (the first day of the Due Period related to the June 2009 Distribution Date), was delayed until November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date).

Class A(2008-A)

On March 31, 2009, pursuant to Section 2.05 of the Class A(2008-A) Terms Document, dated as of January 31, 2008, between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Liquidation Period for Class A(2008-A) DiscoverSeries Notes, which was scheduled to commence on May 1, 2009 (the first day of the Due Period related to the June 2009 Distribution Date), was delayed until November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date).

Class B(2008-A)

On March 31, 2009, pursuant to Section 2.05 of the Class B(2008-A) Terms Document, dated as of January 31, 2008, between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Liquidation Period for Class B(2008-A) DiscoverSeries Notes, which was scheduled to commence on May 1, 2009 (the first day of the Due Period related to the June 2009 Distribution Date), was delayed until November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date).

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Discover Card Master Trust I (the "Master Trust") or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

Date: April 15, 2009

/S/ Michael F. Rickert Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.